Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended
	May 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis of preparation
Pre-tax (Loss) Income		$ 64,793	$ 97,414	$ 27,556	$ 93,908	$ 152,213	$ 84,547	$ (1,336,954)	$ 107,752	$ 110,676	$ 371,091	$ (1,033,979)	$ (764,636)
Tax provision	(162,600)	15,177				53,204					(39,231)	(310,078)	(268,968)
Out-of-period adjustment | Forfeiture of share-based deferred compensation awards and extension of deferred debt issue costs and debt discount amortization related to subordinated debt
Basis of preparation
Pre-tax (Loss) Income												13,700
Out-of-period adjustment | State deferred income taxes for Florida and Alabama that previously were not properly accrued for
Basis of preparation
Tax provision												6,900
Out-of-period adjustment | Depreciable lives of overhaul costs incurred over the period and certain pension costs under a non-qualified plan
Basis of preparation
Pre-tax (Loss) Income													$ 56,200